UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6465

The Travelers Series Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

THE TRAVELERS SERIES TRUST

MFS VALUE PORTFOLIO

FORM N-Q

MARCH 31, 2005

MFS VALUE PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 97.4%
CONSUMER DISCRETIONARY - 7.6%
Hotels, Restaurants & Leisure - 0.7%
11,440	McDonald’s Corp.	$356,242

Leisure Equipment & Products - 0.4%
11,110	Hasbro, Inc.	227,199

Media - 4.0%
3,350	Comcast Corp., Special Class A Shares (a)	111,890
51,130	Reed Elsevier PLC	529,626
10,980	Time Warner Inc. (a)	192,699
9,930	Tribune Co.	395,909
20,470	Viacom Inc., Class B Shares	712,970
9,850	The Walt Disney Co.	282,990

		2,226,084

Specialty Retail - 2.5%
4,890	Lowe’s Cos., Inc.	279,170
30,090	The Gap, Inc.	657,166
19,190	The TJX Cos., Inc.	472,650

		1,408,986

	TOTAL CONSUMER DISCRETIONARY	4,218,511

CONSUMER STAPLES - 10.2%
Beverages - 1.1%
17,920	Diageo PLC	252,461
6,580	PepsiCo, Inc.	348,937

		601,398

Food Products - 4.8%
28,206	Archer-Daniels-Midland Co.	693,303
11,770	H.J. Heinz Co.	433,607
19,130	Kellogg Co.	827,755
1,071	Nestle SA	293,170
19,020	Sara Lee Corp.	421,483

		2,669,318

Household Products - 1.3%
11,520	Kimberly-Clark Corp.	757,210

Tobacco - 3.0%
25,750	Altria Group, Inc.	1,683,792

	TOTAL CONSUMER STAPLES	5,711,718

ENERGY - 12.3%
Energy Equipment & Services - 1.3%
4,190	GlobalSantaFe Corp.	155,198
9,770	Noble Corp.	549,172

		704,370

See Notes to Schedule of Investments.

MFS VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Oil & Gas - 11.0%
11,560	BP PLC, Sponsored ADR	$721,344
13,780	ConocoPhillips	1,486,035
6,500	Devon Energy Corp.	310,375
7,840	EOG Resources, Inc.	382,122
20,050	Exxon Mobil Corp.	1,194,980
9,050	Total S.A., Sponsored ADR	1,060,931
15,830	Unocal Corp.	976,553

		6,132,340

	TOTAL ENERGY	6,836,710

FINANCIALS - 26.6%
Banks - 8.9%
50,338	Bank of America Corp.	2,219,906
15,760	Mellon Financial Corp.	449,790
12,150	PNC Financial Services Group, Inc.	625,482
16,580	SunTrust Banks, Inc.	1,194,921
8,200	Wells Fargo & Co.	490,360

		4,980,459

Diversified Financials - 11.3%
19,790	American Express Co.	1,016,612
12,860	Fannie Mae	700,227
3,070	Franklin Resources, Inc.	210,755
7,410	Freddie Mac	468,312
18,120	The Goldman Sachs Group, Inc.	1,993,019
26,460	JPMorgan Chase & Co.	915,516
3,370	Lehman Brothers Holdings Inc.	317,319
11,090	MBNA Corp.	272,259
7,220	Merrill Lynch & Co., Inc.	408,652

		6,302,671

Insurance - 6.4%
8,120	AFLAC, Inc.	302,551
22,150	Allstate Corp.	1,197,429
3,480	The Chubb Corp.	275,860
7,070	The Hartford Financial Services Group, Inc.	484,719
32,860	MetLife, Inc.	1,284,826

		3,545,385

	TOTAL FINANCIALS	14,828,515

HEALTHCARE - 7.1%
Healthcare Equipment & Supplies - 0.5%
8,040	Baxter International, Inc.	273,199

Pharmaceuticals - 6.6%
13,920	Abbott Laboratories	648,950
1,820	Eli Lilly and Co.	94,822
14,360	Johnson & Johnson	964,418
22,540	Merck & Co., Inc.	729,620

See Notes to Schedule of Investments.

MFS VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Pharmaceuticals - 6.6% (continued)
4,460	Novartis AG	$208,171
5,820	Pfizer Inc.	152,891
3,320	Roche Holding AG	356,022
11,900	Wyeth	501,942

		3,656,836

	TOTAL HEALTHCARE	3,930,035

INDUSTRIALS - 11.7%
Aerospace & Defense - 4.4%
16,380	Lockheed Martin Corp.	1,000,163
15,150	Northrop Grumman Corp.	817,797
6,290	United Technologies Corp.	639,441

		2,457,401

Air Freight & Couriers - 0.2%
2,000	CNF Inc.	93,580

Building Products - 1.1%
16,970	Masco Corp.	588,350

Commercial Services & Supplies - 0.5%
7,240	Fiserv, Inc. (a)	288,152

Electrical Equipment - 1.7%
5,260	Cooper Industries, Ltd., Class A Shares	376,195
9,020	Emerson Electric Co.	585,669

		961,864

Industrial Conglomerates - 0.2%
3,800	Tyco International Ltd.	128,440

Machinery - 2.6%
10,000	Deere & Co.	671,300
2,250	Finning International Inc.	61,158
5,940	Illinois Tool Works, Inc.	531,808
4,180	Sandvik AB	173,931

		1,438,197

Road & Rail - 1.0%
10,830	Burlington Northern Santa Fe Corp.	584,062

	TOTAL INDUSTRIALS	6,540,046

INFORMATION TECHNOLOGY - 3.0%
Computers & Peripherals - 0.6%
11,020	Hewlett-Packard Co.	241,779
1,040	International Business Machines Corp.	95,035

		336,814

IT Consulting & Services - 1.5%
33,830	Accenture Ltd., Class A Shares (a)	816,994

Semiconductor Equipment & Products - 0.4%
6,420	Analog Devices, Inc.	232,019

See Notes to Schedule of Investments.

MFS VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Software - 0.5%
12,820	Symantec Corp. (a)	$273,451

	TOTAL INFORMATION TECHNOLOGY	1,659,278

MATERIALS - 8.9%
Chemicals - 7.1%
11,040	Air Products & Chemicals, Inc.	698,722
11,590	The Dow Chemical Co.	577,761
15,330	E.I. du Pont de Nemours & Co.	785,509
3,530	Monsanto Co.	227,685
13,950	PPG Industries, Inc.	997,704
3,660	Praxair, Inc.	175,168
4,550	Syngenta AG (a)	475,362

		3,937,911

Containers & Packaging - 0.3%
11,960	Smurfit-Stone Container Corp. (a)	185,021

Paper & Forest Products - 1.5%
3,800	Bowater Inc.	143,146
18,940	International Paper Co.	696,803

		839,949

	TOTAL MATERIALS	4,962,881

TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 3.9%
55,580	Sprint Corp.	1,264,445
25,580	Verizon Communications Inc.	908,090

		2,172,535

Wireless Telecommunication Services - 1.3%
278,520	Vodafone Group PLC	739,009

	TOTAL TELECOMMUNICATION SERVICES	2,911,544

UTILITIES - 4.8%
Electric Utilities - 4.7%
4,180	Cinergy Corp.	169,374
14,590	Dominion Resources, Inc.	1,085,934
3,230	Entergy Corp.	228,232
3,680	Exelon Corp.	168,875
2,500	FPL Group, Inc.	100,375
5,010	PPL Corp.	270,490
2,550	Public Service Enterprise Group Inc.	138,694
5,520	TXU Corp.	439,558

		2,601,532

Water Utilities - 0.1%
4,830	Nalco Holding Co. (a)	90,949

	TOTAL UTILITIES	2,692,481

	TOTAL COMMON STOCK (Cost - $46,290,671)	54,291,719

See Notes to Schedule of Investments.

MFS VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 3.0%
COMMERCIAL PAPER - 3.0%
$1,675,000	Cargill, Inc., 2.820% due 4/1/05 (Cost - $1,675,000)	$1,675,000

	TOTAL INVESTMENTS - 100.4% (Cost - $47,965,671*)	55,966,719
	Liabilities in Excess of Other Assets - (0.4%)	(197,979)

	TOTAL NET ASSETS - 100.0%	$55,768,740

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR  -  American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

MFS Value Portfolio (“Fund”), a separate diversified investment fund of The Travelers Series Trust (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Securities traded in over-the counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. Securities, which are listed or traded on more than one exchange or market, are valued at the quotations on the exchange or market determined to be the pricing market for such securities. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,774,034
Gross unrealized depreciation	(772,986)

Net unrealized appreciation	$8,001,048

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Travelers Series Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	May 27, 2005